LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of leases [Abstract]
Disclosure of finance lease and operating lease by lessee [text block]
Vermilion had the following future commitments associated with its operating leases:

	As at
($M)	Dec 31, 2017	Dec 31, 2016
Less than 1 year	10,716	12,683
1 - 3 years	19,129	21,087
4 - 5 years	10,303	18,228
After 5 years	28	1,657
Total minimum lease payments	40,176	53,655

Vermilion had the following future commitments associated with its finance lease:

	As at
($M)	Dec 31, 2017	Dec 31, 2016
Less than 1 year	6,680	6,495
1 - 3 years	10,207	12,990
4 - 5 years	4,665	6,043
After 5 years	3,351	4,501
Total minimum lease payments	24,903	30,029
Amounts representing interest	(3,526)	(3,894)
Present value of net minimum lease payments	21,377	26,135
Current portion of finance lease obligation	(5,570)	(6,507)
Non-current portion of finance lease obligation	15,807	19,628